Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net sales	$ 57,916	$ 51,117	$ 42,894
Cost of sales	48,582	42,149	34,903
Gross margin	9,334	8,968	7,991
Engineering, selling & administrative	8,624	8,677	8,137
Operating earnings (loss)	710	291	(146)
Other expense (income):
Interest	77	113	120
Other (income)	(10)	(1)	0
Earnings (loss) before income tax	643	179	(266)
Income tax (benefit) expense	(8)	15	(294)
Net earnings	$ 651	$ 164	$ 28
Basic net earnings per common share (in Dollars per share)	$ 0.06	$ 0.01	$ 0.00
Diluted net earnings per common share (in Dollars per share)	$ 0.06	$ 0.01	$ 0.00
Basic common weighted shares outstanding (in Shares)	11,707,043	11,655,060	11,591,681
Diluted common weighted shares outstanding (in Shares)	11,707,887	11,658,246	11,598,536